Note 11 - Investments in Associates - Schedule of Investments in Associates (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Statement Line Items [Line Items]
Balance	$ 29,456
Company’s share of net loss of associates	(4,433)	$ (3,858)
Balance	25,963	29,456
Dolly Varden [member]
Statement Line Items [Line Items]
Balance	29,355	36,126
Company’s share of net loss of associates	(4,420)	(3,837)
Disposition	(3,310)	(5,017)
Dilution gain	4,249	2,083
Balance	25,875	29,355
Universal Mineral Services (UMS) [member]
Statement Line Items [Line Items]
Balance	101	122
Company’s share of net loss of associates	(13)	(21)
Disposition	0	0
Dilution gain	0	0
Balance	88	101
Total for all associates [member]
Statement Line Items [Line Items]
Balance	29,456	36,248
Company’s share of net loss of associates	(4,433)	(3,858)
Disposition	(3,310)	(5,017)
Dilution gain	4,250	2,083
Balance	$ 25,963	$ 29,456